UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard Inflation-Protected Securities Fund Schedule of Investments April 30, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. GOVERNMENT SECURITIES (99.3%)

U.S. Treasury Inflation-Indexed Bond	1.625%	1/15/2015	$94,985	$95,679
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	1,240,715	1,380,416
U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/2028	422,550	670,511
U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/2029	178,400	291,202
U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/2032	71,100	103,958
U.S. Treasury Inflation-Indexed Note	3.375%	1/15/2007	342,475	434,937
U.S. Treasury Inflation-Indexed Note	3.625%	1/15/2008	349,700	446,371
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/2009	483,500	624,922
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/2010	326,650	425,911
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/2010	443,450	442,861
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/2011	376,150	466,270
U.S. Treasury Inflation-Indexed Note	3.375%	1/15/2012	331,975	405,654
U.S. Treasury Inflation-Indexed Note	3.000%	7/15/2012	554,950	658,402
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	913,300	982,820
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2014	854,725	921,184
U.S. Treasury Inflation-Indexed Note	2.000%	7/15/2014	512,875	541,514

TOTAL U.S. GOVERNMENT SECURITIES

(Cost $8,508,814)				8,892,612

			Shares

TEMPORARY CASH INVESTMENT (0.2%)

Vanguard Market Liquidity Fund, 2.801%*
(Cost $15,426)			15,426,168	15,426

TOTAL INVESTMENTS (99.5%)
(Cost $8,524,240)				8,908,038

OTHER ASSETS AND LIABILITIES-NET (0.5%)				47,442

NET ASSETS (100%)				$8,955,480

*Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $8,524,240,000. Net unrealized appreciation of investment securities for tax purposes was $383,798,000 consisting of unrealized gains of $387,353,000 on securities that had risen in value since their purchase and $3,555,000 in unrealized losses on securities that had fallen in value since their purchase.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $8,882,514,000. Net unrealized appreciation of investment securities for tax purposes was $68,092,000, consisting of unrealized gains of $222,262,000 on securities that had risen in value since their purchase and $154,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $8,882,514,000. Net unrealized appreciation of investment securities for tax purposes was $68,092,000, consisting of unrealized gains of $222,262,000 on securities that had risen in value since their purchase and $154,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.